Commitments and Contingencies (Schedule of Future Minimum Payments under Non-cancelable Operating Leases) (Details) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Minimum lease payments [Abstract]
2016	$ 8,243	¥ 53,393
2017	7,109	46,051
2018	5,245	33,978
2019	4,136	26,795
2020	4,061	26,307
Thereafter	4,401	28,508
Total	$ 33,195	¥ 215,032